Equity - contributed equity - Summary of movements in ordinary share capital (Parenthetical) (Detail) - AUD ($)	Nov. 15, 2017	Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Reverse stock split	10
Stock value		$ 162,223,185